Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) (Parenthetical) - CNY (¥)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Other comprehensive income, tax